Notes and Amounts Receivable for Equity Issued (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Schedule of Notes and Amounts Receivable for the Equity Issued
	December 31, 2023	December 31, 2022	December 31, 2021
Notes receivable	$97,907	$1,000,122	$1,158,832
Amounts receivable	15,402	61,940	34,809
Ending balance	$113,309	$1,062,062	$1,193,641

Schedule of Note and Other Receivable

The following is a continuity of the Company’s notes and other receivables:

	Notes receivable	Amounts receivable	Total
Balance, January 1, 2021	$-	$-	$-
Additions	1,184,549	34,809	1,219,358
Repayments	(23,745)	-	(23,745)
Accrued interest	17,733	-	17,733
Foreign exchange loss on revaluation	(19,705)	-	(19,705)
Balance, December 31, 2021	$1,158,832	$34,809	$1,193,641
Additions	-	51,659	51,659
Repayments	(136,611)	(24,528)	(161,139)
Write-off	(22,099)	-	(22,099)
Balance, December 31, 2022	1,000,122	61,940	1,062,062
Repayments	(297,678)	(36,228)	(333,906)
Settled through RSU repurchase (Note 18)	(604,537)	-	(604,537)
Write-off	-	(10,310)	(10,310)
Balance, December 31, 2023	$97,907	$15,402	$113,309